Deferred Tax Balances - Summary of Composition of Net Deferred Tax Assets and Liabilities and Deferred Tax Expense Charged/(Credited) to Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 56	$ 1,912
Deferred tax liabilities	3,063	3,314
Charged/(credited) to the income statement	125	1,325	$ (335)
Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(526)	(1,349)
Deferred tax liabilities	4,844	4,716
Charged/(credited) to the income statement	554	488	1,394
Exploration expenditure [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9	51
Charged/(credited) to the income statement	13	347	51
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	21	94
Deferred tax liabilities	(322)	(333)
Charged/(credited) to the income statement	20	(68)	(38)
Closure and rehabilitations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	104	638
Deferred tax liabilities	(1,448)	(2,086)
Charged/(credited) to the income statement	24	(515)	(334)
Resource rent tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		122
Deferred tax liabilities		368
Charged/(credited) to the income statement	(129)	(309)	(119)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	70	108
Deferred tax liabilities	(192)	(227)
Charged/(credited) to the income statement	49	77	(268)
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	51	11
Deferred tax liabilities	(1)	(16)
Charged/(credited) to the income statement	(31)	(31)	33
Deferred charges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(57)	(36)
Deferred tax liabilities	584	602
Charged/(credited) to the income statement	7	68	(132)
Investments, including foreign tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	139	147
Deferred tax liabilities	365	671
Charged/(credited) to the income statement	(298)	414	(77)
Foreign exchange gains and losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(13)	(3)
Deferred tax liabilities	154	133
Charged/(credited) to the income statement	33	63	(18)
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	225	1,999
Deferred tax liabilities	(307)	(82)
Charged/(credited) to the income statement	28	678	(148)
Lease liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	17	68
Deferred tax liabilities	(594)	(658)
Charged/(credited) to the income statement	(10)	67	(793)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16	62
Deferred tax liabilities	(20)	226
Charged/(credited) to the income statement	$ (135)	$ 46	$ 114